Organization, Operations and Basis of Presentation	12 Months Ended
Jan. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Operations and Basis of Presentation	ORGANIZATION, OPERATIONS AND BASIS OF PRESENTATION
Recent Developments

On February 1, 2021, Verint completed the previously announced Spin-off of Cognyte Software Ltd. (the “Company,” “Cognyte,” “we,” “us” and “our”) (the “Spin-off”), which consists of Verint’s former Cyber Intelligence Solutions™ business (referred to herein as the “Cognyte Business of Verint Systems Inc.”), into a separate, independent publicly traded company, Cognyte Software Ltd. (Nasdaq: CGNT). The Spin-off was completed by means of a distribution in which each holder of Verint’s common stock, par value $0.001 per share, received one share of Cognyte’s common stock, no par value, for every share of common stock of Verint held of record as of the close of business on January 25, 2021 (the “Record Date”). After the distribution, Verint does not beneficially own any shares of common stock in Cognyte and will no longer consolidate Cognyte into its financial results for periods ending after January 31, 2021. Please refer to Note 19, “Subsequent Events,” for additional information regarding the Spin-off.

Description of Business

Cognyte is a global provider in security analytics software that empowers governments and enterprises with Actionable Intelligence for a safer world. Our open software fuses, analyzes and visualizes disparate data sets at scale to help security organizations find the needles in the haystacks. Over 1,000 government and enterprise customers in more than 100 countries rely on Cognyte’s solutions to accelerate security investigations and connect the dots to identify, neutralize, and prevent national security, personal safety, business continuity and cyber threats.

Basis of Presentation

The Company has not published stand-alone financial statements in the past. As a result, these combined financial statements reflect the historical financial position, results of operations and cash flows of the Company for the periods presented as historically managed within Verint. The combined financial statements have been derived (carved-out) from the consolidated financial statements and accounting records of Verint and have been prepared in conformity with GAAP.

The primary basis for presenting consolidated financial statements is when one entity has a controlling financial interest in another entity. As there is no controlling financial interest present between or among the entities that comprise our business, we are preparing our financial statements on a combined basis. Verint’s investment in our business is shown in lieu of equity attributable to Cognyte as there is no consolidated entity for which Verint holds an equity interest in. Verint’s investment represents its interest in the recorded net assets of Cognyte. The accompanying combined financial statements also include a joint venture in which we hold a 50% equity interest. The joint venture is a variable interest entity in which we are the primary beneficiary as we have the power to direct the activities that are most significant to the VIE. The joint venture’s activities primarily include promoting transactions with end customers as well as negotiating their commercial terms, providing local technical support and interfacing with customers. The noncontrolling interest in the less than wholly owned subsidiary is reflected within equity in our combined balance sheets, but separately from our equity.

Equity investments in companies in which we have less than a 20% ownership interest and cannot exercise significant influence, and which do not have readily determinable fair values, are accounted for at cost, adjusted for changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer, less any impairment.

All internal transactions have been eliminated. As described in Note 3, “Related Party Transactions with Verint,” all significant transactions between the Company and Verint have been included in these combined financial statements.

Verint generally uses a decentralized approach to cash management and financing of its operations. The majority of the cash generated by a legal entity remains with that entity and is used to fund that entity’s operations and/or investing activities. For those entities legally owned by the Cyber Intelligence Solutions business, the associated cash has been attributed to the combined balance sheets for each period presented. For certain entities, the entity’s cash is transferred to a cash pooling entity and the cash pooling entity funds the business’s operating and investing activities as needed. These cash pooling arrangements are not reflective of the manner in which the business would have been able to finance its operations had it been a stand-alone business separate from Verint during the periods presented. Transfers of cash relating to these cash pooling arrangements are included as components of net parent investment on the combined statements of equity.
The preparation of the combined financial statements requires management to make certain estimates and assumptions, either at the balance sheet date or during the year that affects the reported amounts of assets and liabilities as well as expenses. Actual outcomes and results could differ from those estimates and assumptions. The following paragraphs describe the significant estimates and assumptions applied by management in the preparation of these combined financial statements.

These combined financial statements include the assets and liabilities of the Verint subsidiaries that are attributable to the Company’s business and exclude the assets and liabilities of the Verint subsidiaries that are not attributable to the Company’s business. Third-party debt obligations of Verint and the corresponding financing costs related to those debt obligations, specifically those that relate to senior notes, term loans, and revolving credit facilities, have not been attributed to the Company, as the Company is not the legal obligor on the debt.

During the periods presented, the Company functioned as part of the larger group of companies controlled by Verint. Accordingly, Verint performed certain corporate overhead functions for the Company. Therefore, certain corporate costs, including compensation costs for corporate employees supporting the Company, have been allocated from Verint. These allocated costs are for corporate functions including, but not limited to, senior management, legal, human resources, finance and accounting, treasury, information technology, internal audit and other shared services, which were not historically provided at the Company level. Where possible, these costs were specifically identified to the Company, with the remainder primarily allocated on the basis of revenue as a relevant measure. The combined financial statements do not necessarily include all the expenses that would have been incurred or held by the Company had it been a separate, stand-alone company, and we expect to incur additional expenses as a separate, stand-alone publicly-traded company. It is not practicable to estimate actual costs that would have been incurred had the Company been a separate stand-alone company during the periods presented. Allocations for management costs and corporate support services provided to the Company totaled $97.3 million, $81.8 million, and $72.6 million for the years ended January 31, 2021, 2020, and 2019, respectively. The Company and Verint consider the allocations to be a reasonable reflection of the benefits received by the Company. Going forward, the Company may perform these functions using its own resources or outsourced services. For a period following the Spin-off, however, some of these functions will continue to be provided by Verint under a transition services agreement.

COVID-19 Pandemic

On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a global pandemic. The outbreak has reached all of the regions in which we do business, and governmental authorities around the world have implemented numerous measures attempting to contain and mitigate the effects of the virus, including travel bans and restrictions, border closings, quarantines, shelter-in-place orders, shutdowns, limitations or closures of non-essential businesses, and social distancing requirements. Companies around the world, including us, our customers, partners, and vendors, have implemented actions in response, including among others, office closings, site restrictions, and employee travel restrictions. Notwithstanding the loosening of these restrictions in certain countries in certain periods since the onset of the pandemic, the global spread of COVID-19 and actions taken in response have negatively affected us, our customers, partners, and vendors and caused significant economic and business disruption the extent and duration of which is not currently known. In response to these challenges, we quickly adjusted our operations to work from home and we believe our business continuity plan is working well. We are continuously monitoring and assessing the impact of the COVID-19 pandemic, including recommendations and orders issued by government and public health authorities in countries where we operate. We continue to work to help our customers during this difficult time and are managing our operations with a view to resuming normal business activity as soon as possible.